Employee Benefit Plans (Schedule Of Contributions) (Details) - USD ($) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Defined Benefit Plan Disclosure [Line Items]
Total contributions		$ 123	$ 180	$ 35
Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Total contributions	$ 12	82	149	4
OPEB Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Total contributions	$ 18	$ 41	$ 31	$ 31